Payson Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
1
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Shares Security Description Value
Common Stock - 99.7%
Consumer Discretionary - 8.4%
1,665 Amazon.com, Inc. (a) $ 5,422,789
18,500 DR Horton, Inc. 1,275,020
30,610 Polaris, Inc. 2,916,521
12,831 The Home Depot, Inc. 3,408,170
13,022,500
Consumer Staples - 3.2%
10,580 Thermo Fisher Scientific, Inc. 4,927,952
Financials - 15.0%
20,700 American Express Co. 2,502,837
8,460 Berkshire Hathaway, Inc.,
Class B (a) 1,961,620
22,516 JPMorgan Chase & Co. 2,861,108
18,420 Mastercard, Inc., Class A 6,574,835
10,350 S&P Global, Inc. 3,402,356
27,300 Visa, Inc., Class A 5,971,329
23,274,085
Health Care - 19.0%
37,625 AbbVie, Inc. 4,031,519
20,457 Amgen, Inc. 4,703,473
13,100 Danaher Corp. 2,910,034
42,330 Johnson & Johnson 6,661,895
39,045 Merck & Co., Inc. 3,193,881
50,650 Pfizer, Inc. 1,864,427
5,440 Teleflex, Inc. 2,238,941
10,616 UnitedHealth Group, Inc. 3,722,819
6,284 Viatris, Inc. (a) 117,762
29,444,751
Industrials - 13.3%
22,000 AMETEK, Inc. 2,660,680
124,235 Carrier Global Corp. 4,686,144
21,810 CSX Corp. 1,979,257
9,600 Cummins, Inc. 2,180,160
29,430 Fortune Brands Home & Security,
Inc. 2,522,740
13,925 Generac Holdings, Inc. (a) 3,166,684
12,900 Honeywell International, Inc. 2,743,830
Shares Security Description Value
Industrials - 13.3% (continued)
8,650 Otis Worldwide Corp. $ 584,308
20,523,803
Information Technology - 40.8%
13,779 Accenture PLC, Class A 3,599,212
2,214 Adobe, Inc. (a) 1,107,266
5,640 Alphabet, Inc., Class A (a) 9,884,889
76,200 Apple, Inc. 10,110,978
11,300 Broadcom, Inc. 4,947,705
8,650 Broadridge Financial Solutions,
Inc. 1,325,180
25,830 CDW Corp. 3,404,136
11,567 Facebook, Inc., Class A (a) 3,159,642
16,410 Fidelity National Information
Services, Inc. 2,321,358
253,440 HP, Inc. 6,232,090
10,055 Lam Research Corp. 4,748,675
27,260 Microsoft Corp. 6,063,169
3,650 NVIDIA Corp. 1,906,030
11,600 NXP Semiconductors NV 1,844,516
15,590 Texas Instruments, Inc. 2,558,787
63,213,633
Total Common Stock (Cost $86,567,762) 154,406,724
Investments, at value - 99.7% (Cost
$86,567,762) $ 154,406,724
Other Assets & Liabilities, Net - 0.3% 537,951
Net Assets - 100.0% $ 154,944,675
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
2
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 154,406,724
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 154,406,724